Leases - Schedule of Financing Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Financing Lease Liabilities [Abstract]
2025 (remaining)	$ 42,869
2026	171,476	$ 171,476
2027	171,476	171,476
2028	47,607	171,476
Total	433,428	562,035
Less: imputed interest	(50,810)	(82,764)
Total finance lease liabilities	$ 382,618	$ 479,271